Statement of Additional Information Supplement dated July 10, 2020
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco V.I. Diversified Dividend Fund
This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces the information in the table under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco V.I. Diversified Dividend Fund” in Appendix H:
Investments
The following information is as of December 31, 2019 (unless otherwise noted):
Portfolio Managers	Dollar Range of Investments in the Fund
Invesco V.I. Diversified Dividend Fund
Robert Botard	None [1]
Caroline Le Feuvre[2]	None [1]
Chris McMeans	None [1]
Meggan Walsh	None [1]

The following information replaces the information in the table under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco V.I. Diversified Dividend Fund” in Appendix H:
Assets Managed
The following information is as of December 31, 2019 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
		Invesco V.I. Diversified Dividend Fund
Robert Botard	6	$25,344.3	1	$185.8	1,302 [3]	$290.8 [3]
Caroline Le Feuvre[2]	None	None	None	None	None	None
Chris McMeans	6	$25,344.3	1	$185.8	1,302 [3]	$290.8 [3]
Meggan Walsh	6	$25,344.3	2	$306.3	1,302 [3]	$290.8 [3]

1. The Portfolio Manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.
2. Began serving on the Fund effective June 29, 2020. Investments and Assets Managed information is as of May 31, 2020.
3. These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
VIDDI-SAISUP